Finance Lease Liabilities	12 Months Ended
Dec. 31, 2020
Finance Lease Liabilities [Abstract]
FINANCE LEASE LIABILITIES
14.	FINANCE LEASE LIABILITIES

	As of December 31,
	2020	2019
Current portion	$632,105	$591,997
Non-current portion	1,023,366	1,658,096
Finance lease liabilities	$1,655,471	$2,250,093

For the years ended December 31, 2020 and 2019, interest expense was $98,405 and $135,708, respectively.

The minimum lease payments under finance lease agreements are as follows:

	As of December 31,
	2020	2019
Within 1 year	$701,796	$617,178
After 1 year but within 5 years	1,074,047	1,855,872
Less: Finance charges	(120,372)	(222,957)
Present value of finance lease liabilities, net	$1,655,471	$2,250,093

Finance leased assets comprise primarily vehicles and office equipment as follow:

	As of December 31,
	2020	2019
Cost	$3,172,647	$8,459,215
Less: Accumulated depreciation	(937,442)	(4,226,875)
Net book value	$2,235,205	$4,232,340